UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10431

Waddell & Reed InvestEd Portfolios, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

      June 30, 2004

Waddell & Reed InvestEd Growth Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Conservative Portfolio

CONTENTS

3	President's Letter
5	Waddell & Reed InvestEd Growth Portfolio
13	Waddell & Reed InvestEd Balanced Portfolio
21	Waddell & Reed InvestEd Conservative Portfolio
29	Notes to Financial Statements

This report is submitted for the general information of the shareholders of Waddell & Reed InvestEd Portfolios, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed InvestEd Portfolios, Inc. current prospectus, along with the InvestEd Client Brochure and InvestEd Account Application.

President's Letter of Waddell & Reed
InvestEd Portfolios, Inc.

      June 30, 2004

DEAR SHAREHOLDER:

Enclosed is our report on your Portfolio's operations for the six months ended June 30, 2004.

After an impressive 2003, the markets experienced a lackluster first half of 2004. Stocks showed modest gains, with the S&P 500 earning a six-month return of 3.44 percent. Bonds experienced quite a bit of volatility, but ended the period relatively flat.

A number of factors weighed on the minds of investors during this time. The situation in Iraq, high energy prices, the anticipation of rising interest rates and concern over a possible economic slowdown in China all played a role in muting market returns.

However, economic fundamentals during the period were quite strong. Corporate profits rose significantly, business capital spending increased and consumer confidence was high. Fears of a "jobless recovery" were dissipated with the creation of hundreds of thousands of new jobs during the period. Consumer spending continued to be robust.

A strengthening economy and expanding job growth led to growing concerns about inflation, and on June 30th, the Federal Reserve Board reacted by raising interest rates for the first time in nearly four years. But the increase was small - a quarter of a percentage point, from 1 percent to 1.25 percent - and the Fed announced that it would likely be "measured" when raising rates in the future.

Looking ahead, we are reasonably optimistic about the economy and the markets. After the unsustainably rapid growth of 2003, which we feel was fueled primarily by a stimulus package of tax cuts and increased government spending, we think the economy will show slower, but still respectable, growth in the second half of 2004. We see GDP growth in the 3 to 3 1/2 percent range, steady job creation, relatively tame inflation and continued strength in corporate earnings. As long as inflation remains in check, we do not expect the Fed to aggressively raise interest rates. A gradual rise seems much more likely in our opinion.

As for the markets, we think that many of the current uncertainties will be resolved and that investors will once again focus on the positives. Today's front-page news will eventually become back-page news, and we believe that we will enter a new stage and phase of the market. We are strong believers in the idea that fundamentals drive stock prices - and, right now, we think the fundamentals are good.

When it comes to the financial markets, however, the only thing that is certain is uncertainty. That's why we firmly believe that the best way to achieve your long-term financial goals is to adhere to the fundamental principles of investing. Diversifying your portfolio among different asset classes and investment styles can potentially help reduce risk and maximize the potential for return. Investing regularly can lend discipline to your investment program. And knowing your risk tolerance, or how much risk you are comfortable in taking on, can better equip you to handle market fluctuations.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized investment plan based on your individual situation. Focusing on that plan, despite the swings of the market, is important as you work toward a sound financial future.

Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of Waddell & Reed InvestEd Portfolios, Inc. and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

Portfolio Highlights

As a shareholder of Growth Portfolio, for every $100 you had invested on
June 30, 2004, your Portfolio owned:

Waddell & Reed Advisors Core Investment Fund, Class Y	$16.79
Waddell & Reed Advisors Value Fund, Class Y	$14.94
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	$14.91
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	$10.06
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	$10.04
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	$9.90
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	$8.06
Waddell & Reed Advisors Dividend Income Fund, Class Y	$4.98
Waddell & Reed Advisors High Income Fund, Inc., Class Y	$4.95
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$4.95
Cash and Cash Equivalents	$0.42

The Investments of Growth Portfolio

June 30, 2004 (Unaudited)
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Core Investment Fund,
Class Y	2,326,673	$12,145,233
Waddell & Reed Advisors Dividend Income Fund,
Class Y	320,197	3,605,423
Waddell & Reed Advisors Global Bond Fund, Inc.,
Class Y	2,035,449	7,164,780
Waddell & Reed Advisors High Income Fund, Inc.,
Class Y	483,829	3,580,336
Waddell & Reed Advisors International Growth
Fund, Inc., Class Y	1,779,465	10,783,559
Waddell & Reed Advisors Limited-Term Bond Fund,
Class Y	355,974	3,577,533
Waddell & Reed Advisors New Concepts Fund, Inc.,
Class Y*	849,418	7,279,510
Waddell & Reed Advisors Small Cap Fund, Inc.,
Class Y*	426,872	5,831,066
Waddell & Reed Advisors Value Fund,
Class Y	915,704	10,805,308
Waddell & Reed Advisors Vanguard Fund, Inc.,
Class Y*	865,948	7,265,306

TOTAL MUTUAL FUNDS - 99.58%		$72,038,054

(Cost: $65,447,634)

TOTAL SHORT-TERM SECURITIES - 0.50%		$361,000

(Cost: $361,000)

TOTAL INVESTMENT SECURITIES - 100.08%		$72,399,054

(Cost: $65,808,634)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.08%)		(59,838)

NET ASSETS - 100.00%		$72,339,216

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

GROWTH PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                      (Unaudited)

ASSETS
Investment securities - at value (cost - $65,809) (Notes 1 and 3)	$72,399
Cash	2
Receivables:
Portfolio shares sold	170
Dividends and interest	1
Prepaid and other assets	3

Total assets	72,575

LIABILITIES
Payable for investment securities purchased	106
Payable to Portfolio shareholders	91
Accrued shareholder servicing fee (Note 2)	22
Accrued accounting and administrative services fees (Note 2)	4
Accrued service and distribution fees (Note 2)	1
Other	12

Total liabilities	236

Total net assets	$72,339

NET ASSETS
$0.001 par value capital stock:
Capital stock	$6
Additional paid-in capital	65,274
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(67)
Accumulated undistributed net realized gain on investment transactions	536
Net unrealized appreciation in value of investments	6,590

Net assets applicable to outstanding units of capital	$72,339

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.37
Class B	$11.32
Class C	$11.33
Capital shares outstanding:
Class A	5,132
Class B	847
Class C	388
Capital shares authorized	500,000

See Notes to Financial Statements.

Statement of Operations

GROWTH PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                          (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$310
Interest and amortization	2

Total income	312

Expenses (Note 2):
Accounting and administrative services fees	158
Service fee:
Class A	69
Class B	11
Class C	5
Shareholder servicing fee:
Class A	41
Class B	8
Class C	2
Distribution fee:
Class B	34
Class C	16
Investment management fee	17
Audit fees	7
Legal fees	7
Custodian fees	1
Other	39

Total	415
Less expenses due to waiver of investment management fee and administrative fee (Note 2)	(35)

Total expenses	380

Net investment loss	(68)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	788
Unrealized appreciation in value of investments	570

Net gain on investments	1,358

Net increase in net assets resulting from operations	$1,290

See Notes to Financial Statements.

Statement of Changes in Net Assets

GROWTH PORTFOLIO
(In Thousands)                                                                                                          (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$(68)	$352
Realized net gain on investments	788	116
Unrealized appreciation	570	9,582

Net increase in net assets resulting from operations	1,290	10,050

Distributions to shareholders from (Note 1C):(1)
Net investment income:
Class A	-	(351)
Class B	-	- *
Class C	-	(2)
Realized gains on securities transactions:
Class A	-	(169)
Class B	-	(28)
Class C	-	(14)

	-	(564)

Capital share transactions (Note 5)	8,559	17,064

Total increase	9,849	26,550
NET ASSETS
Beginning of period	62,490	35,940

End of period	$72,339	$62,490

Undistributed net investment income (loss)	$(67)	$1

   *Not shown due to rounding.
(1)See "Financial Highlights" on pages 10 - 12.

See Notes to Financial Statements.

Financial Highlights

GROWTH PORTFOLIO
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:                          (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	6-30-04		2003	2002	12-31-01

Net asset value, beginning of period	$11.14		$9.17	$10.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)*	0.08	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.23		2.01	(1.54)	0.84

Total from investment operations	0.23		2.09	(1.53)	0.86

Less distributions from:
Net investment income	(0.00)		(0.08)	(0.09)	(0.02)
Capital gains	(0.00)		(0.04)	(0.05)	(0.00)

Total distributions	(0.00)		(0.12)	(0.14)	(0.02)

Net asset value, end of period	$11.37		$11.14	$9.17	$10.84

Total return(2)	2.07%		22.53%	-13.94%	8.63%
Net assets, end of period (in millions)	$58		$50	$29	$9
Ratio of expenses to average net assets including expense waiver	0.98	%(3)	1.19%	1.46%	1.67	%(3)
Ratio of net investment income (loss) to average net assets including expense waiver	-0.06	%(3)	0.90%	0.69%	1.18	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.08	%(3)	- (4)	1.48%	1.71	%(3)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.16	%(3)	- (4)	0.67%	1.14	%(3)
Portfolio turnover rate	12%		19%	28%	0%
*	Not shown due to rounding.
(1)	Commencement of operations of the class.
(2)	Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)	Annualized.
(4)	Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights

GROWTH PORTFOLIO
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:                         (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	6-30-04		2003	2002	12-31-01

Net asset value, beginning of period	$11.13		$9.17	$10.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		0.00	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	0.24		2.00	(1.57)	0.84

Total from investment operations	0.19		2.00	(1.61)	0.85

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.01)	(0.01)
Capital gains	(0.00)		(0.04)	(0.05)	(0.00)

Total distributions	(0.00)		(0.04)	(0.06)	(0.01)

Net asset value, end of period	$11.32		$11.13	$9.17	$10.84

Total return	1.71%		21.53%	-14.61%	8.47%
Net assets, end of period (in millions)	$10		$8	$4	$2
Ratio of expenses to average net assets including expense waiver	1.75	%(2)	1.98%	2.25%	2.22	%(2)
Ratio of net investment income (loss) to average net assets including expense waiver	-0.83	%(2)	0.11%	-0.13%	0.23	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.85	%(2)	- (3)	2.27%	2.28	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.93	%(2)	- (3)	-0.15%	0.17	%(2)
Portfolio turnover rate	12%		19%	28%	0%

(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights

GROWTH PORTFOLIO
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:                           (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	6-30-04		2003	2002	12-31-01

Net asset value, beginning of period	$11.14		$9.17	$10.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		0.02	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	0.23		2.00	(1.57)	0.84

Total from investment operations	0.19		2.02	(1.59)	0.85

Less distributions from:
Net investment income	(0.00)		(0.01)	(0.03)	(0.01)
Capital gains	(0.00)		(0.04)	(0.05)	(0.00)

Total distributions	(0.00)		(0.05)	(0.08)	(0.01)

Net asset value, end of period	$11.33		$11.14	$9.17	$10.84

Total return	1.71%		21.70%	-14.49%	8.47%
Net assets, end of period (in millions)	$4		$4	$3	$2
Ratio of expenses to average net assets including expense waiver	1.67	%(2)	1.89%	2.11%	2.19	%(2)
Ratio of net investment income (loss) to average net assets including expense waiver	-0.75	%(2)	0.19%	-0.03%	0.13	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.77	%(2)	- (3)	2.13%	2.25	%(2)
Ratio of net investment income to average net assets excluding expense waiver	-0.85	%(2)	- (3)	-0.05%	0.07	%(2)
Portfolio turnover rate	12%		19%	28%	0%

(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

Portfolio Highlights

As a shareholder of Balanced Portfolio, for every $100 you had invested on
June 30, 2004, your Portfolio owned:

Waddell & Reed Advisors Bond Fund, Class Y	$19.87
Waddell & Reed Advisors Core Investment Fund, Class Y	$14.87
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	$13.97
Waddell & Reed Advisors Value Fund, Class Y	$12.00
Waddell & Reed Advisors Cash Management, Inc., Class A	$9.88
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	$7.07
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	$7.06
Waddell & Reed Advisors Dividend Income Fund, Class Y	$5.00
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	$4.97
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$4.97
Cash and Cash Equivalents	$0.34

The Investments of Balanced Portfolio

June 30, 2004 (Unaudited)
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund,
Class Y	1,787,937	$11,389,157
Waddell & Reed Advisors Cash Management, Inc.,
Class A	5,664,676	5,664,676
Waddell & Reed Advisors Core Investment Fund,
Class Y	1,633,367	8,526,178
Waddell & Reed Advisors Dividend Income Fund,
Class Y	254,753	2,868,523
Waddell & Reed Advisors Global Bond Fund, Inc.,
Class Y	809,711	2,850,184
Waddell & Reed Advisors International Growth Fund, Inc.,
Class Y	1,321,358	8,007,431
Waddell & Reed Advisors Limited-Term Bond Fund,
Class Y	283,220	2,846,356
Waddell & Reed Advisors New Concepts Fund, Inc.,
Class Y*	473,073	4,054,235
Waddell & Reed Advisors Value Fund,
Class Y	582,839	6,877,500
Waddell & Reed Advisors Vanguard Fund, Inc.,
Class Y*	482,278	4,046,313

TOTAL MUTUAL FUNDS - 99.66%		$57,130,553

(Cost: $53,812,393)

TOTAL SHORT-TERM SECURITIES - 0.50%		$287,000

(Cost: $287,000)

TOTAL INVESTMENT SECURITIES - 100.16%		$57,417,553

(Cost: $54,099,393)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.16%)		(90,172)

NET ASSETS - 100.00%		$57,327,381

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

BALANCED PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                                (Unaudited)

ASSETS
Investment securities - at value (cost - $54,099) (Notes 1 and 3)	$57,418
Cash	1
Receivables:
Portfolio shares sold	125
Dividends and interest	1
Prepaid and other assets	3

Total assets	57,548

LIABILITIES
Payable for investment securities purchased	109
Payable to Portfolio shareholders	76
Accrued shareholder servicing fee (Note 2)	12
Accrued accounting and administrative services fees (Note 2)	4
Accrued service and distribution fees (Note 2)	1
Other	19

Total liabilities	221

Total net assets	$57,327

NET ASSETS
$0.001 par value capital stock:
Capital stock	$5
Additional paid-in capital	53,308
Accumulated undistributed income:
Accumulated undistributed net investment income	73
Accumulated undistributed net realized gain on investment transactions	623
Net unrealized appreciation in value of investments	3,318

Net assets applicable to outstanding units of capital	$57,327

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.97
Class B	$10.92
Class C	$10.92
Capital shares outstanding:
Class A	3,935
Class B	649
Class C	649
Capital shares authorized	300,000

See Notes to Financial Statements.

Statement of Operations

BALANCED PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                                 (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$364
Interest and amortization	2

Total income	366

Expenses (Note 2):
Accounting and administrative services fees	130
Service fee:
Class A	51
Class B	9
Class C	9
Distribution fee:
Class B	26
Class C	26
Shareholder servicing fee:
Class A	19
Class B	4
Class C	3
Investment management fee	14
Audit fees	7
Legal fees	4
Custodian fees	1
Other	30

Total	333
Less expenses due to waiver of investment management fee and administrative fee (Note 2)	(28)

Total expenses	305

Net investment income	61

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	655
Unrealized depreciation in value of investments	(198)

Net gain on investments	457

Net increase in net assets resulting from operations	$518

See Notes to Financial Statements.

Statement of Changes in Net Assets

BALANCED PORTFOLIO
(In Thousands)                                                                                                                (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment income	$61	$464
Realized net gain on investments	655	156
Unrealized appreciation (depreciation)	(198)	5,787

Net increase in net assets resulting from operations	518	6,407

Distributions to shareholders from (Note 1C):(1)
Net investment income:
Class A	-	(409)
Class B	-	(21)
Class C	-	(24)
Realized gains on securities transactions:
Class A	-	(102)
Class B	-	(17)
Class C	-	(18)

	-	(591)

Capital share transactions (Note 5)	5,255	12,269

Total increase	5,773	18,085
NET ASSETS
Beginning of period	51,554	33,469

End of period	$57,327	$51,554

Undistributed net investment income	$73	$12

(1)See "Financial Highlights" on pages 18 - 20.

See Notes to Financial Statements.

Financial Highlights

BALANCED PORTFOLIO
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:                               (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	6-30-04		2003	2002	12-31-01

Net asset value, beginning of period	$10.85		$9.47	$10.57	$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.12	0.06	0.03
Net realized and unrealized gain (loss) on investments	0.10		1.41	(0.97)	0.57

Total from investment operations	0.12		1.53	(0.91)	0.60

Less distributions from:
Net investment income	(0.00)		(0.12)	(0.14)	(0.03)
Capital gains	(0.00)		(0.03)	(0.05)	(0.00)

Total distributions	(0.00)		(0.15)	(0.19)	(0.03)

Net asset value, end of period	$10.97		$10.85	$9.47	$10.57

Total return(2)	1.11%		15.90%	-8.45%	6.00%
Net assets, end of period (in millions)	$43		$38	$25	$9
Ratio of expenses to average net assets including expense waiver	0.93	%(3)	1.09%	1.35%	1.67	%(3)
Ratio of net investment income to average net assets including expense waiver	0.42	%(3)	1.32%	1.30%	1.70	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.03	%(3)	- (4)	1.37%	1.72	%(3)
Ratio of net investment income to average net assets excluding expense waiver	0.32	%(3)	- (4)	1.28%	1.65	%(3)
Portfolio turnover rate	14%		18%	29%	0%

(1)	Commencement of operations of the class.
(2)	Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)	Annualized.
(4)	Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights

BALANCED PORTFOLIO
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	6-30-04		2003	2002	12-31-01

Net asset value, beginning of period	$10.84		$9.47	$10.57	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.10		1.39	(1.00)	0.56

Total from investment operations	0.08		1.44	(0.99)	0.58

Less distributions from:
Net investment income	(0.00)		(0.04)	(0.06)	(0.01)
Capital gains	(0.00)		(0.03)	(0.05)	(0.00)

Total distributions	(0.00)		(0.07)	(0.11)	(0.01)

Net asset value, end of period	$10.92		$10.84	$9.47	$10.57

Total return	0.74%		15.04%	-9.25%	5.84%
Net assets, end of period (in millions)	$7		$7	$4	$2
Ratio of expenses to average net assets including expense waiver	1.71	%(2)	1.87%	2.12%	2.22	%(2)
Ratio of net investment income (loss) to average net assets including expense waiver	-0.36	%(2)	0.54%	0.51%	0.75	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.81	%(2)	- (3)	2.14%	2.28	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.46	%(2)	- (3)	0.49%	0.69	%(2)
Portfolio turnover rate	14%		18%	29%	0%

(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights

BALANCED PORTFOLIO
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	6-30-04		2003	2002	12-31-01

Net asset value, beginning of period	$10.84		$9.47	$10.57	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.05	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.10		1.39	(1.00)	0.56

Total from investment operations	0.08		1.44	(0.98)	0.58

Less distributions from:
Net investment income	(0.00)		(0.04)	(0.07)	(0.01)
Capital gains	(0.00)		(0.03)	(0.05)	(0.00)

Total distributions	(0.00)		(0.07)	(0.12)	(0.01)

Net asset value, end of period	$10.92		$10.84	$9.47	$10.57

Total return	0.74%		14.95%	-9.11%	5.84%
Net assets, end of period (in millions)	$7		$7	$4	$2
Ratio of expenses to average net assets including expense waiver	1.68	%(2)	1.85%	2.08%	2.23	%(2)
Ratio of net investment income (loss) to average net assets including expense waiver	-0.34	%(2)	0.55%	0.54%	0.73	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.78	%(2)	- (3)	2.10%	2.29	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.44	%(2)	- (3)	0.52%	0.67	%(2)
Portfolio turnover rate	14%		18%	29%	0%

(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO

Portfolio Highlights

As a shareholder of Conservative Portfolio, for every $100 you had invested on June 30, 2004, your Portfolio owned:

Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$49.76
Waddell & Reed Advisors Cash Management, Inc., Class A	$19.81
Waddell & Reed Advisors Government Securities Fund, Class Y	$10.01
Waddell & Reed Advisors Core Investment Fund, Class Y	$9.94
Waddell & Reed Advisors Dividend Income Fund, Class Y	$5.01
Waddell & Reed Advisors Value Fund, Class Y	$5.01
Cash and Cash Equivalents	$0.46

The Investments of Conservative Portfolio

June 30, 2004 (Unaudited)
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Cash Management, Inc.,
Class A	3,899,513	$3,899,513
Waddell & Reed Advisors Core Investment Fund,
Class Y	374,792	1,956,413
Waddell & Reed Advisors Dividend Income Fund,
Class Y	87,686	987,341
Waddell & Reed Advisors Government Securities Fund,
Class Y	356,974	1,970,496
Waddell & Reed Advisors Limited-Term Bond Fund,
Class Y	974,823	9,796,970
Waddell & Reed Advisors Value Fund,
Class Y	83,588	986,341

TOTAL MUTUAL FUNDS - 99.54%		$19,597,074

(Cost: $19,351,990)

TOTAL SHORT-TERM SECURITIES - 0.64%		$125,000

(Cost: $125,000)

TOTAL INVESTMENT SECURITIES - 100.18%		$19,722,074

(Cost: $19,476,990)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.18%)		(35,191)

NET ASSETS - 100.00%		$19,686,883

Notes to Schedule of Investments

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

CONSERVATIVE PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                             (Unaudited)

ASSETS
Investment securities - at value (cost - $19,477) (Notes 1 and 3)	$19,722
Cash	1
Receivables:
Portfolio shares sold	8
Dividends and interest	3
Prepaid and other assets	3

Total assets	19,737

LIABILITIES
Payable to Portfolio shareholders	41
Accrued shareholder servicing (Note 2)	3
Accrued accounting and administrative services fees (Note 2)	1
Payable for investment securities purchased	1
Accrued service and distribution fee (Note 2)	-	*
Other	4

Total liabilities	50

Total net assets	$19,687

NET ASSETS
$0.001 par value capital stock:
Capital stock	$2
Additional paid-in capital	19,237
Accumulated undistributed income:
Accumulated undistributed net investment income	56
Accumulated undistributed net realized gain on investment transactions	147
Net unrealized appreciation in value of investments	245

Net assets applicable to outstanding units of capital	$19,687

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.35
Class B	$10.31
Class C	$10.31
Capital shares outstanding:
Class A	1,217
Class B	181
Class C	507
Capital shares authorized	200,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations

CONSERVATIVE PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                             (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$166
Interest and amortization	1

Total income	167

Expenses (Note 2):
Accounting and administrative services fees	45
Distribution fee:
Class B	6
Class C	18
Service fee:
Class A	15
Class B	2
Class C	6
Registration fees	10
Audit fees	7
Shareholder servicing fee:
Class A	4
Class B	1
Class C	2
Investment management fee	5
Legal fees	2
Custodian fees	1
Other	7

Total	131
Less expenses due to waiver of investment management fee and administrative fee (Note 2)	(13)

Total expenses	118

Net investment income	49

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	173
Unrealized depreciation in value of investments	(249)

Net loss on investments	(76)

Net decrease in net assets resulting from operations	($27)

See Notes to Financial Statements.

Statement of Changes in Net Assets

CONSERVATIVE PORTFOLIO
(In Thousands)                                                                                                             (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment income	$49	$98
Realized net gain on investments	173	75
Unrealized appreciation (depreciation)	(249)	447

Net increase (decrease) in net assets resulting from operations	(27)	620

Distributions to shareholders from (Note 1C):(1)
Net investment income:
Class A	-	(92)
Class B	-	(1)
Class C	-	-
Realized gains on securities transactions:
Class A	-	(59)
Class B	-	(8)
Class C	-	(22)

	-	(182)

Capital share transactions (Note 5)	1,397	5,931

Total increase	1,370	6,369
NET ASSETS
Beginning of period	18,317	11,948

End of period	$19,687	$18,317

Undistributed net investment income	$56	$7

(1)See "Financial Highlights" on pages 26 - 28.

See Notes to Financial Statements.

Financial Highlights

CONSERVATIVE PORTFOLIO
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:                         (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	6-30-04		2003	2002	12-31-01

Net asset value, beginning of period	$10.35		$10.06	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.08	(0.01)	0.04
Net realized and unrealized gain (loss) on investments	(0.04)		0.34	0.04	0.19

Total from investment operations	0.00		0.42	0.03	0.23

Less distributions from:
Net investment income	(0.00)		(0.08)	(0.14)	(0.05)
Capital gains	(0.00)		(0.05)	(0.01)	(0.00	)*

Total distributions	(0.00)		(0.13)	(0.15)	(0.05)

Net asset value, end of period	$10.35		$10.35	$10.06	$10.18

Total return(2)	0.00%		4.07%	0.35%	2.28%
Net assets, end of period (in millions)	$13		$12	$8	$3
Ratio of expenses to average net assets including expense waiver	1.00	%(3)	1.13%	1.91%	2.14	%(3)
Ratio of net investment income to average net assets including expense waiver	0.79	%(3)	0.90%	0.87%	1.49	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.13	%(3)	1.18%	1.96%	2.19	%(3)
Ratio of net investment income to average net assets excluding expense waiver	0.66	%(3)	0.85%	0.82%	1.44	%(3)
Portfolio turnover rate	16%		14%	81%	0%

*	Not shown due to rounding.
(1)	Commencement of operations of the class.
(2)	Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)	Annualized.

See Notes to Financial Statements.

Financial Highlights

CONSERVATIVE PORTFOLIO
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:                         (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	6-30-04		2003	2002	12-31-01

Net asset value, beginning of period	$10.35		$10.06	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)*	0.01	0.00	0.04
Net realized and unrealized gain (loss) on investments	(0.04)		0.33	(0.04)	0.17

Total from investment operations	(0.04)		0.34	(0.04)	0.21

Less distributions from:
Net investment income	(0.00)		(0.00)*	(0.07)	(0.03)
Capital gains	(0.00)		(0.05)	(0.01)	(0.00	)*

Total distributions	(0.00)		(0.05)	(0.08)	(0.03)

Net asset value, end of period	$10.31		$10.35	$10.06	$10.18

Total return	-0.39%		3.32%	-0.37%	2.12%
Net assets, end of period (in millions)	$2		$2	$1	$1
Ratio of expenses to average net assets including expense waiver	1.72	%(2)	1.86%	2.67%	2.55	%(2)
Ratio of net investment income to average net assets including expense waiver	0.08	%(2)	0.16%	0.16%	1.07	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.85	%(2)	1.91%	2.72%	2.60	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.05	%(2)	0.11%	0.11%	1.02	%(2)
Portfolio turnover rate	16%		14%	81%	0%

*	Not shown due to rounding.
(1)	Commencement of operations of the class.
(2)	Annualized.

See Notes to Financial Statements.

Financial Highlights

CONSERVATIVE PORTFOLIO
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:                         (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the period from 10-1-01(1) through
	6-30-04		2003	2002	12-31-01

Net asset value, beginning of period	$10.35		$10.06	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)*	0.01	(0.07)	0.03
Net realized and unrealized gain (loss) on investments	(0.04)		0.33	0.02	0.18

Total from investment operations	(0.04)		0.34	(0.05)	0.21

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.06)	(0.03)
Capital gains	(0.00)		(0.05)	(0.01)	(0.00	)*

Total distributions	(0.00)		(0.05)	(0.07)	(0.03)

Net asset value, end of period	$10.31		$10.35	$10.06	$10.18

Total return	-0.39%		3.39%	-0.50%	2.12%
Net assets, end of period (in millions)	$5		$4	$3	$1
Ratio of expenses to average net assets including expense waiver	1.75	%(2)	1.89%	2.66%	2.59	%(2)
Ratio of net investment income to average net assets including expense waiver	0.04	%(2)	0.14%	0.11%	1.04	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.89	%(2)	1.94%	2.71%	2.64	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.10	%(2)	0.09%	0.06%	0.98	%(2)
Portfolio turnover rate	16%		14%	81%	0%

*	Not shown due to rounding.
(1)	Commencement of operations of the class.
(2)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

      June 30, 2004                                                                                                 (Unaudited)

NOTE 1 - Significant Accounting Policies

The Waddell & Reed InvestEd Plan ("InvestEd Plan") was established under the Arizona Family College Savings Program (the "Program"). Waddell & Reed InvestEd Portfolios, Inc. ("InvestEd Portfolios") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd Portfolios issues three series of capital shares; each series represents ownership of a separate mutual fund (a "Portfolio"). The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Contributions to InvestEd Plan accounts are invested in shares of an InvestEd Portfolio. Accounts opened through the InvestEd Plan are not insured by the State of Arizona, and neither the principal invested nor the investment return is guaranteed by the State of Arizona. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

The following is a summary of significant accounting policies consistently followed by InvestEd Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Investments in funds within the Waddell & Reed Advisors Funds family are valued at their net asset value as reported by the underlying funds. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. All distributions are automatically paid in additional shares of the same class of the distributing Portfolio. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio and each underlying fund pay a management fee to Waddell & Reed Investment Management Company ("WRIMCO") for providing investment advice and supervising its investments. The management fee for each of the Portfolios is payable at the annual rate of 0.05% of the net assets of the Portfolio.

The management fee rates for each of the underlying funds are as follows:

for Waddell & Reed Advisors Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2003, were 0.51%

for Waddell & Reed Advisors Cash Management, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2003, were 0.40%

for Waddell & Reed Advisors Core Investment Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2004, were 0.62%

for Waddell & Reed Advisors Dividend Income Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2004, were 0.69%

for Waddell & Reed Advisors Global Bond Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2003, were 0.62%

for Waddell & Reed Advisors Government Securities Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2003, were 0.50%

for Waddell & Reed Advisors High Income Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year September 30, 2003, were 0.61%

for Waddell & Reed Advisors International Growth Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2004, were 0.85%

for Waddell & Reed Advisors Limited-Term Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2003, were 0.50%

for Waddell & Reed Advisors New Concepts Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2004, were 0.85%

for Waddell & Reed Advisors Small Cap Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2004, were 0.85%

for Waddell & Reed Advisors Value Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2004, were 0.70%

for Waddell & Reed Advisors Vanguard Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2004, were 0.68%

WRIMCO has voluntarily agreed to waive its investment management fee on any day that a Portfolio's or a fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. During the period ended June 30, 2004, WRIMCO waived $3,075 in management fees for Conservative Portfolio.

Each Portfolio has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the InvestEd Portfolios and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Portfolio pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Portfolio and each underlying fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Each underlying fund also pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the table above. Plus, for each class of shares in excess of one, each underlying fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Administrative and Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, each Portfolio pays WRSCO a fee at the rate of 0.40% of net assets annually. The fee is paid daily on a pro rata basis. Each Portfolio also reimburses W&R and WRSCO for certain out-of-pocket costs.

Under the Shareholder Servicing Agreement for each of the underlying funds other than Waddell & Reed Advisors Cash Management, Inc., each fund pays WRSCO a monthly fee equal to of 0.15 of 1% of the average daily net assets of Class Y for the preceding month. Waddell & Reed Advisors Cash Management, Inc., one of the underlying funds, pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month.

WRIMCO has contractually agreed to waive its investment management fee and WRSCO has contractually agreed to reimburse 0.25% of the Administrative and Shareholder Servicing Fee for the period beginning May 1, 2004 and ending April 30, 2005. During the period ended June 30, 2004, the following fees were waived:

	Management Fee	Administrative and Shareholder Servicing Fee

Growth Portfolio	$5,865	$29,374
Balanced Portfolio	4,641	23,234
Conservative Portfolio	1,597	7,987

As principal underwriter for each Portfolio's shares, W&R receives gross sales commissions (which are not an expense of the InvestEd Portfolios) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended June 30, 2004, W&R received the following amounts in gross sales commissions and deferred sales charges.

	Gross Sales Commissions	CDSC

		Class B	Class C

Growth Portfolio	$432,851	$1,663	$30
Balanced Portfolio	197,329	1,146	390
Conservative Portfolio	40,317	-	90

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the InvestEd Plan's shares, except for registration fees and related expenses. During the period ended June 30, 2004, W&R paid the following amounts: Growth Portfolio - $280,646; Balanced Portfolio - $129,639; and Conservative Portfolio - $25,179.

Under a Distribution and Service Plan for Class A shares adopted by the InvestEd Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Portfolio may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio's Class A average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the InvestEd Portfolios for Class B and Class C shares, respectively, each Portfolio may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

The InvestEd Portfolios paid Directors' fees of $3,151, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the period ended June 30, 2004 are summarized as follows:

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Purchases of mutual funds	$16,128,628	$12,064,558	$4,289,214
Purchases of short-term securities	14,511,000	13,079,000	8,545,000
Proceeds from sales of mutual funds	7,777,696	6,729,553	2,943,787
Proceeds from maturities and sales of short-term securities	14,452,000	13,030,000	8,474,000

For Federal income tax purposes, cost of investments owned at June 30, 2004 and the related appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation

Growth Portfolio	$66,061,286	$6,337,768	$-	$6,337,768
Balanced Portfolio	54,176,866	3,269,815	29,128	3,240,687
Conservative Portfolio	19,510,493	314,691	103,110	211,581

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Portfolios' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2003 and the related capital loss carryover and post-October activity were as follows:

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Net ordinary income	$454,524	$551,667	$106,222
Distributed ordinary income	454,160	541,467	101,038
Undistributed ordinary income	1,712	12,008	7,069

Realized long-term capital gains	110,149	94,825	87,633
Distributed long-term capital gains	109,780	48,929	80,373
Undistributed long-term capital gains	369	45,896	7,260

Capital loss carryover	-	-	-
Post-October losses deferred	-	-	-

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

NOTE 5 - Multiclass Operations

Each Portfolio currently offers three classes of shares, Class A, Class B and Class C, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the period ended June 30, 2004 are summarized below. Amounts are in thousands.

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Shares issued from sale of shares:
Class A	1,002	754	269
Class B	147	101	29
Class C	51	101	97
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Shares redeemed:
Class A	(374)	(354)	(228)
Class B	(49)	(40)	(2)
Class C	(19)	(82)	(29)

Increase in outstanding capital shares	758	480	136

Value issued from sale of shares:
Class A	$11,298	$8,250	$2,787
Class B	1,648	1,100	302
Class C	577	1,101	1,003
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Value redeemed:
Class A	(4,206)	(3,872)	(2,372)
Class B	(547)	(434)	(27)
Class C	(211)	(890)	(296)

Increase in outstanding capital	$8,559	$5,255	$1,397

Transactions in capital stock for the period ended December 31, 2003 are summarized below. Amounts are in thousands.

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Shares issued from sale of shares:
Class A	1,811	1,371	539
Class B	335	193	26
Class C	99	262	201
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	47	48	14
Class B	3	4	1
Class C	14	3	2
Shares redeemed:
Class A	(504)	(506)	(151)
Class B	(72)	(46)	(5)
Class C	(34)	(104)	(45)

Increase in outstanding capital shares	1,699	1,225	582

Value issued from sale of shares:
Class A	$18,178	$13,733	$5,500
Class B	3,317	1,925	264
Class C	1,120	2,628	2,040
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	520	510	151
Class B	28	38	8
Class C	15	42	22
Value redeemed:
Class A	(5,066)	(5,075)	(1,548)
Class B	(713)	(472)	(53)
Class C	(335)	(1,060)	(453)

Increase in outstanding capital	$17,064	$12,269	$5,931

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed InvestEd Portfolios, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-888-WADDELL or (ii) on the SEC's website at http://www.sec.gov.

Waddell & Reed InvestEd Portfolios, Inc.

Waddell & Reed InvestEd Growth Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Conservative Portfolio

FOR MORE INFORMATION:

Contact your financial advisor,
or contact:

WADDELL & REED
CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217
(888) WADDELL
(888) 923-3355

Our INTERNET address is:
      http://www.waddell.com

NUR 1909SA (6-04)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Provided in shareholder report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has no such procedures.

ITEM 10. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1)	Required in annual report only.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.
(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date September 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date September 10, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date September 10, 2004